Financial Risk Management (Financial Risk Factors, Maturity Analysis for Financial Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-derivatives
Borrowings	¥ 2,259,800	¥ 1,548,000
Short-term bonds	0	3,017,811
Lease liabilities	4,613	12,471
Bills payables	562,593	26,196
Trade payables	1,527,706	1,294,138
Amounts due to related parties excluded non-financial liabilities	4,910,255	3,655,724
Derivatives
Derivative financial liabilities	23,804	0
Not later than one year [member]
Non-derivatives
Borrowings	1,559,800	1,548,000
Later than one year and not later than two years [member]
Non-derivatives
Borrowings	0	0
Liquidity risk [member] | Undiscounted cash flow [member]
Non-derivatives
Borrowings	2,291,396	1,558,702
Short-term bonds		3,023,614
Lease liabilities	5,358	12,702
Bills payables	562,593	26,196
Trade payables	1,527,706	1,294,138
Other payables	1,003,860	1,498,503
Amounts due to related parties excluded non-financial liabilities	4,910,255	3,655,724
Total non-derivatives	10,301,168	11,069,579
Derivatives
Derivative financial liabilities	23,804	0
Liquidity risk [member] | Undiscounted cash flow [member] | Not later than one year [member]
Non-derivatives
Borrowings	1,578,817	1,558,702
Short-term bonds		3,023,614
Lease liabilities	3,814	9,373
Bills payables	562,593	26,196
Trade payables	1,527,706	1,294,138
Other payables	1,003,860	1,498,503
Amounts due to related parties excluded non-financial liabilities	4,910,255	3,655,724
Total non-derivatives	9,587,045	11,066,250
Derivatives
Derivative financial liabilities	23,804	0
Liquidity risk [member] | Undiscounted cash flow [member] | Later than one year and not later than two years [member]
Non-derivatives
Borrowings	7,665	0
Short-term bonds		0
Lease liabilities	730	2,136
Bills payables	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties excluded non-financial liabilities	0	0
Total non-derivatives	8,395	2,136
Derivatives
Derivative financial liabilities	0	0
Liquidity risk [member] | Undiscounted cash flow [member] | Later than two years and not later than five years [member]
Non-derivatives
Borrowings	704,914	0
Short-term bonds		0
Lease liabilities	814	1,090
Bills payables	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties excluded non-financial liabilities	0	0
Total non-derivatives	705,728	1,090
Derivatives
Derivative financial liabilities	0	0
Liquidity risk [member] | Undiscounted cash flow [member] | Later than five years [member]
Non-derivatives
Borrowings	0	0
Short-term bonds		0
Lease liabilities	0	103
Bills payables	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties excluded non-financial liabilities	0	0
Total non-derivatives	0	103
Derivatives
Derivative financial liabilities	¥ 0	¥ 0